Intangible assets - With-profits (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
DAC amounts
Deferred acquisition costs and other intangible assets	£ 11,923	£ 11,011
Distribution rights
DAC amounts
Intangible assets	1,700
With-profits
DAC amounts
Deferred acquisition costs and other intangible assets	£ 139	£ 145